Segmental Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Three months ended				Three months ended
	June 30, 2015				June 30, 2014
(in thousands of $)	Vessel operations	LNG Trading	FLNGV*	Total	Vessel operations	LNG Trading	Total
Time charter revenues	16,922	—	—	16,922	18,336	—	18,336
Vessel and other management fees	3,222	—	—	3,222	2,748	—	2,748
Vessel and voyage operating expenses	(36,225)	—	—	(36,225)	(15,026)	—	(15,026)
Administrative expenses	(9,214)	—	—	(9,214)	(4,542)	35	(4,507)
Depreciation and amortization	(18,118)	—	—	(18,118)	(12,055)	(77)	(12,132)
Gain on disposals to Golar Partners (including amortization of deferred gains)	126	—	—	126	(483)	—	(483)
Impairment of vessel 'Held for sale'	(1,032)	—	—	(1,032)	—	—	—
Dividend income	3,914	—	—	3,914	6,439	—	6,439
Other non-operating (loss)/income	—	—	—	—	(1,468)	718	(750)
Net financial income/(expenses)	35,080	—	—	35,080	(23,391)	—	(23,391)
Income taxes	742	—	—	742	566	—	566
Equity in net earnings of affiliates	4,406	—	—	4,406	3,970	—	3,970
Net loss/(income)	(177)	—	—	(177)	(24,906)	676	(24,230)
Non-controlling interests	(2,386)	—	—	(2,386)	—	—	—
Net income (loss) attributable to Golar LNG Ltd	(2,563)	—	—	(2,563)	(24,906)	676	(24,230)
Total assets	3,743,226	—	428,005	4,171,231	3,405,382	1,353	3,406,735

	Six months ended				Six months ended
	June 30, 2015				June 30, 2014
(in thousands of $)	Vessel operations	LNG Trading	FLNGV*	Total	Vessel operations	LNG Trading	Total
Time charter revenues	45,757	—	—	45,757	36,872	—	36,872
Vessel and other management fees	6,545	—	—	6,545	5,178	—	5,178
Vessel and voyage operating expenses	(74,469)	—	—	(74,469)	(34,907)	—	(34,907)
Administrative expenses	(16,166)	—	—	(16,166)	(9,332)	(39)	(9,371)
Depreciation and amortization	(35,815)	—	—	(35,815)	(24,236)	(231)	(24,467)
Other operating gains and losses	—	—	—	—	—	1,317	1,317
Gain on disposals to Golar Partners (including amortization of deferred gains)	103,790	—	—	103,790	35,036	—	35,036
Loss on disposal of fixed assets	(5,824)	—	—	(5,824)	—	—	—
Impairment of vessel 'Held for sale'	(1,032)	—	—	(1,032)	—	—	—
Dividend income	7,495	—	—	7,495	12,855	—	12,855
Other non-operating (loss)/income	—	—	—	—	(750)	718	(32)
Loss on sale of available-for-sale securities	(3,011)	—	—	(3,011)	—	—	—
Net financial income/(expenses)	(11,908)	—	—	(11,908)	(41,732)	(252)	(41,984)
Income taxes	1,803	—	—	1,803	1,180	—	1,180
Equity in net earnings of affiliates	7,225	—	—	7,225	7,084	—	7,084
Net Income	24,390	—	—	24,390	(12,752)	1,513	(11,239)
Non-controlling interests	(5,035)	—	—	(5,035)	—	—	—
Net income (loss) attributable to Golar LNG Ltd	19,355	—	—	19,355	(12,752)	1,513	(11,239)
Total assets	3,743,226	—	428,005	4,171,231	3,405,382	1,353	3,406,735
*The Hilli conversion into a FLNGV commenced in July 2014. Therefore no comparative segmental information for the period ended June 30, 2014.

Schedule of Revenue From External Customers
For the three months ended June 30, 2015 and 2014, revenues from the following charterers accounted for over 10% of our time charter revenues:

(in thousands of $)	Three months ended June 30,		Three months ended June 30,
	2015		2014
Nigeria LNG Ltd	10,556	62%	—	—%
Major commodity trading company	3,761	22%	1,473	8%
Major Japanese trading company	—	—%	12,513	68%
EDF Trading	—	—%	2,380	13%

For the six months ended June 30, 2015 and 2014, revenues from the following charterers accounted for over 10% of our time charter revenues:

(in thousands of $)	Six months ended June 30,		Six months ended June 30,
	2015		2014
Nigeria LNG Ltd	18,444	40%	—	—%
Major commodity trading company	7,910	17%	—	—%
Major Japanese trading company	6,623	14%	24,888	67%
Multinational oil and gas company	4,388	10%	—	—%
KNPC	—	—%	4,183	11%